February 24, 2010
Securities and Exchange Commission
Division of Investment Management
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Davis Variable Account Fund, Inc. Post-Effective Amendment No. 14 under the Securities
Act of 1933, File No. 333-76407, and Amendment No. 14 under the Investment Company Act of
1940, File No. 811-9293.
Dear Sir or Madam:
On behalf of Davis Variable Account Fund, Inc. (the “Registrant”), attached for filing pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A.
Reason for 485(a) Filing
(1) This Post-Effective Amendment conforms Registrant’s prospectus and SAI (consisting of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio) to new Form N-1A (summary prospectus format).
(2) Registrant has a December 31st fiscal year ends and a follow-up filing will be made to reflect SEC comments, update financial information which was not yet available at the time of this filing, and file consents of counsel and auditors.
Requested Effective Date
The Registrant requests an effective date 60 days from the date of initial filing.
Questions regarding this filing should be directed to me at (520) 434-3771. In my absence questions regarding this filing should be directed to Ryan Charles at (520)434-3778.

Very truly yours,
/s/ Thomas Tays
Thomas Tays
Vice President, Secretary